Shareholder Report, Holdings (Details)	Jun. 30, 2026
Needham Growth Fund | Institutional Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.10%
Needham Growth Fund | Institutional Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Needham Growth Fund | Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Needham Growth Fund | Institutional Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Needham Growth Fund | Institutional Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Needham Growth Fund | Institutional Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Needham Growth Fund | Institutional Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Needham Growth Fund | Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Needham Growth Fund | Institutional Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Needham Growth Fund | Institutional Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Needham Growth Fund | Institutional Class | Dreyfus Treasury Securities Cash Management
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Needham Growth Fund | Institutional Class | PDF Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Needham Growth Fund | Institutional Class | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Needham Growth Fund | Institutional Class | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Needham Growth Fund | Institutional Class | Vicor Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Needham Growth Fund | Institutional Class | Vishay Intertechnology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Needham Growth Fund | Institutional Class | FormFactor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Needham Growth Fund | Institutional Class | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Needham Growth Fund | Institutional Class | MKS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Needham Growth Fund | Institutional Class | Vertiv Holdings Co.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Needham Growth Fund | Retail Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.10%
Needham Growth Fund | Retail Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Needham Growth Fund | Retail Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Needham Growth Fund | Retail Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Needham Growth Fund | Retail Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Needham Growth Fund | Retail Class | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Needham Growth Fund | Retail Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Needham Growth Fund | Retail Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Needham Growth Fund | Retail Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Needham Growth Fund | Retail Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Needham Growth Fund | Retail Class | Dreyfus Treasury Securities Cash Management
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Needham Growth Fund | Retail Class | PDF Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Needham Growth Fund | Retail Class | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Needham Growth Fund | Retail Class | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Needham Growth Fund | Retail Class | Vicor Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Needham Growth Fund | Retail Class | Vishay Intertechnology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Needham Growth Fund | Retail Class | FormFactor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Needham Growth Fund | Retail Class | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Needham Growth Fund | Retail Class | MKS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Needham Growth Fund | Retail Class | Vertiv Holdings Co.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Needham Aggressive Growth Fund | Institutional Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Needham Aggressive Growth Fund | Institutional Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Needham Aggressive Growth Fund | Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Needham Aggressive Growth Fund | Institutional Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Needham Aggressive Growth Fund | Institutional Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Needham Aggressive Growth Fund | Institutional Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Needham Aggressive Growth Fund | Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Needham Aggressive Growth Fund | Institutional Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Needham Aggressive Growth Fund | Institutional Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Needham Aggressive Growth Fund | Institutional Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Needham Aggressive Growth Fund | Institutional Class | Dreyfus Treasury Securities Cash Management
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Needham Aggressive Growth Fund | Institutional Class | PDF Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Needham Aggressive Growth Fund | Institutional Class | Vicor Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Needham Aggressive Growth Fund | Institutional Class | Vishay Intertechnology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Needham Aggressive Growth Fund | Institutional Class | Vertiv Holdings Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Needham Aggressive Growth Fund | Institutional Class | Arteris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Needham Aggressive Growth Fund | Institutional Class | nLight, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Needham Aggressive Growth Fund | Institutional Class | Vishay Precision Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Needham Aggressive Growth Fund | Institutional Class | CECO Environmental Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Needham Aggressive Growth Fund | Institutional Class | Oil-Dri Corp. of America
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Needham Aggressive Growth Fund | Retail Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Needham Aggressive Growth Fund | Retail Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	32.90%
Needham Aggressive Growth Fund | Retail Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Needham Aggressive Growth Fund | Retail Class | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Needham Aggressive Growth Fund | Retail Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Needham Aggressive Growth Fund | Retail Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Needham Aggressive Growth Fund | Retail Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Needham Aggressive Growth Fund | Retail Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Needham Aggressive Growth Fund | Retail Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Needham Aggressive Growth Fund | Retail Class | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Needham Aggressive Growth Fund | Retail Class | Dreyfus Treasury Securities Cash Management
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Needham Aggressive Growth Fund | Retail Class | PDF Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Needham Aggressive Growth Fund | Retail Class | Vicor Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Needham Aggressive Growth Fund | Retail Class | Vishay Intertechnology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Needham Aggressive Growth Fund | Retail Class | Vertiv Holdings Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Needham Aggressive Growth Fund | Retail Class | Arteris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Needham Aggressive Growth Fund | Retail Class | nLight, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Needham Aggressive Growth Fund | Retail Class | Vishay Precision Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Needham Aggressive Growth Fund | Retail Class | CECO Environmental Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Needham Aggressive Growth Fund | Retail Class | Oil-Dri Corp. of America
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Needham Small Cap Growth Fund | Institutional Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	59.40%
Needham Small Cap Growth Fund | Institutional Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Needham Small Cap Growth Fund | Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Needham Small Cap Growth Fund | Institutional Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Needham Small Cap Growth Fund | Institutional Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Needham Small Cap Growth Fund | Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Needham Small Cap Growth Fund | Institutional Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Needham Small Cap Growth Fund | Institutional Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Needham Small Cap Growth Fund | Institutional Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Needham Small Cap Growth Fund | Institutional Class | Dreyfus Treasury Securities Cash Management
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Needham Small Cap Growth Fund | Institutional Class | PDF Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Needham Small Cap Growth Fund | Institutional Class | Vishay Intertechnology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Needham Small Cap Growth Fund | Institutional Class | Arteris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Needham Small Cap Growth Fund | Institutional Class | Badger Meter, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Needham Small Cap Growth Fund | Institutional Class | Ambarella, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Needham Small Cap Growth Fund | Institutional Class | Harmonic, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Needham Small Cap Growth Fund | Institutional Class | Veeco Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Needham Small Cap Growth Fund | Institutional Class | Calix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Needham Small Cap Growth Fund | Institutional Class | CEVA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Needham Small Cap Growth Fund | Retail Class | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	59.40%
Needham Small Cap Growth Fund | Retail Class | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Needham Small Cap Growth Fund | Retail Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Needham Small Cap Growth Fund | Retail Class | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Needham Small Cap Growth Fund | Retail Class | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Needham Small Cap Growth Fund | Retail Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Needham Small Cap Growth Fund | Retail Class | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Needham Small Cap Growth Fund | Retail Class | Cash & Other
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Needham Small Cap Growth Fund | Retail Class | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Needham Small Cap Growth Fund | Retail Class | Dreyfus Treasury Securities Cash Management
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Needham Small Cap Growth Fund | Retail Class | PDF Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Needham Small Cap Growth Fund | Retail Class | Vishay Intertechnology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Needham Small Cap Growth Fund | Retail Class | Arteris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Needham Small Cap Growth Fund | Retail Class | Badger Meter, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Needham Small Cap Growth Fund | Retail Class | Ambarella, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Needham Small Cap Growth Fund | Retail Class | Harmonic, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Needham Small Cap Growth Fund | Retail Class | Veeco Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Needham Small Cap Growth Fund | Retail Class | Calix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Needham Small Cap Growth Fund | Retail Class | CEVA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%